CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 1,115	$ 1,542
Restricted cash	135	461
Marketable securities	11	57
Accounts receivables, net	173	208
Amount due from related parties - current	181	177
Other current assets	158	322
Total current assets	1,773	2,767
Non-current assets
Investment in associated companies	389	800
Drilling units	6,401	6,659
Restricted cash	107	0
Deferred tax assets	4	18
Equipment	23	29
Amount due from related parties - non-current	523	539
Other non-current assets	59	36
Total non-current assets	7,506	8,081
Total assets	9,279	10,848
Current liabilities
Debt due within one year	343	33
Trade accounts payable	86	82
Amounts due to related parties - current	19	39
Other current liabilities	322	310
Total current liabilities	770	464
Non-current liabilities
Long-term debt	6,280	6,881
Long-term debt due to related parties	239	222
Deferred tax liabilities	12	87
Other non-current liabilities	128	121
Total non-current liabilities	6,659	7,311
Commitments and contingencies (see note 34)
Redeemable non-controlling interest	57	38
EQUITY
Common shares of par value US$0.10 per share: $0.10 per share: 138,880,000 shares authorized and 100,234,973 issued at December 31, 2019 (US$0.10 per share: 111,111,111 shares authorized and 100,000,000 issued at December 31, 2018)	10	10
Additional paid in capital	3,496	3,491
Accumulated other comprehensive loss	(13)	(7)
Retained earnings	(1,851)	(611)
Total Shareholder’s equity	1,642	2,883
Non-controlling interest	151	152
Total equity	1,793	3,035
Total liabilities and equity	$ 9,279	$ 10,848